CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Time charter, voyage and port terminal revenues	$ 190,218	$ 211,701	$ 208,507
Sales of products	30,118	39,347	60,267
Time charter, voyage and port terminal expenses	(32,139)	(33,564)	(47,653)
Direct vessel expenses	(69,130)	(74,746)	(72,187)
Cost of products sold	(27,450)	(36,811)	(58,011)
Depreciation of vessels, port terminals and other fixed assets	(23,105)	(24,146)	(21,264)
Amortization of intangible assets	(3,523)	(3,823)	(3,822)
Amortization of deferred drydock and special survey costs	(6,870)	(7,280)	(5,838)
General and administrative expenses	(14,294)	(14,008)	(14,764)
(Provision for)/ recovery of losses on accounts receivable	(1,304)	52	(548)
Taxes other than income taxes	(9,740)	(11,976)	(9,275)
Loss on bond extinguishment	0	0	(27,281)
Interest expense and finance cost	(24,240)	(27,082)	(27,837)
Interest income	815	569	291
Foreign exchange differences, net	1,722	219	1,494
Other income, net	61	235	941
Income/(loss) before income taxes	11,139	18,687	(16,980)
Income tax (expense)/benefit	(982)	3,551	276
Net income/(loss)	$ 10,157	$ 22,238	$ (16,704)
Earnings/(loss) per share, basic and diluted	$ 0.51	$ 1.11	$ (0.84)
Weighted average number of shares, basic and diluted	20,000	20,000	20,000